Real Estate Properties (Details) - Schedule of detailed information about the real estate investments	3 Months Ended
	Dec. 31, 2021 USD ($)
Real Estate Properties [Line Items]
Name of Property	Total
Purchase Price	$ 15,917
Capitalization of costs	349
Total	16,266
Debt net	$ 9,861
Maple Farms [Member]
Real Estate Properties [Line Items]
Name of Property	Maple Farms
Ownership Percentage in the Property	25.50%
Profit Participation Percentage	47.5% right to profits	[1]
Status / Stage	Planning
Acquisition Date	12/17/2021
Purchase Price	$ 10,015
Capitalization of costs	273
Total	10,288
Debt net	$ 3,091
Pecan Ranch West [Member]
Real Estate Properties [Line Items]
Name of Property	Pecan Ranch West
Ownership Percentage in the Property	100.00%
Profit Participation Percentage	100%	[1]
Status / Stage	Planning
Acquisition Date	11/15/2021
Purchase Price	$ 1,596
Capitalization of costs	47
Total	1,643
Debt net	$ 1,980
Pecan Ranch North [Member]
Real Estate Properties [Line Items]
Name of Property	Pecan Ranch North
Ownership Percentage in the Property	100.00%
Profit Participation Percentage	100%	[1]
Status / Stage	Planning
Acquisition Date	12/10/2021
Purchase Price	$ 2,855
Capitalization of costs	12
Total	2,867
Debt net	$ 2,925
Pecan Ranch Square [Member]
Real Estate Properties [Line Items]
Name of Property	Pecan Ranch Square
Ownership Percentage in the Property	100.00%
Profit Participation Percentage	100%	[1]
Status / Stage	Planning
Acquisition Date	12/10/2021
Purchase Price	$ 917
Capitalization of costs	11
Total	928
Debt net	$ 1,136
Maple Grove Square [Member]
Real Estate Properties [Line Items]
Name of Property	Maple Grove Square
Ownership Percentage in the Property	100.00%
Profit Participation Percentage	100%	[1]
Status / Stage	Planning
Acquisition Date	12/8/2021
Purchase Price	$ 534
Capitalization of costs	6
Total	540
Debt net	$ 729

[1]	The Promotion Allocation is an added percentage linked to the profitability of each project and is determined according to the waterfall distribution terms in the relevant operating agreement. The calculated percentage is subject to change based on the property’s profitability.